Operations and Reorganization - Liquidity and going concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liquidity
Net loss from continuing operations	$ (12,844)	$ (4,191)
Accumulated deficit	331,166	288,610
Net current assets	6,057	26,681
Operating cash inflow generated from continuing operation	1,929	(4,983)	$ 0
China Online Education limited | Discontinued Operations
Liquidity
Net revenue	$ 15,048	$ 788